INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Summary of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Distributions	$ 459	$ 575
Contributions	224	263
Alliance
Disclosure of joint ventures [line items]
Distributions	217	268
Contributions	0	13
Aux Sable
Disclosure of joint ventures [line items]
Distributions	19	84
Contributions	3	4
Ruby Pipeline
Disclosure of joint ventures [line items]
Distributions	122	121
Contributions	0	0
Veresen Midstream
Disclosure of joint ventures [line items]
Distributions	97	96
Contributions	69	73
CKPC
Disclosure of joint ventures [line items]
Distributions	0	0
Contributions	152	173
Other
Disclosure of joint ventures [line items]
Distributions	4	6
Contributions	$ 0	$ 0